As filed with the U.S. Securities and Exchange Commission on September 9, 2016

Securities Act File No. 33-49552

Investment Company Act File No. 811-6740

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 114
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 120
(Check appropriate box or boxes.)

Legg Mason Partners Institutional Trust*

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, New York, New York 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Institutional Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Roger P. Joseph, Esq.

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 30, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.]

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to Western Asset Institutional Liquid Reserves, Western Asset Institutional Cash Reserves and Western Asset Institutional Tax Free Reserves.

Part A (the Prospectus), Part B (the Statement of Additional Information) and Part C of the Registrant’s Registration Statement, filed by the Registrant in Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 33-49552) and Amendment No. 116 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-6740) pursuant to Rule 485(a) on June 16, 2016, (Accession Number 0001193125-16-622669), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to delay the effectiveness of the Registration Statement until September 30, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS INSTITUTIONAL TRUST, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 9th day of September, 2016.

LEGG MASON PARTNERS INSTITUTIONAL TRUST, on behalf of its series:

Western Asset Institutional Liquid Reserves

Western Asset Institutional Cash Reserves

Western Asset Institutional Tax Free Reserves

By:	/s/ Jane Trust
Jane Trust
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on September 9, 2016.

Signature	Title

/s/ Jane Trust	President, Principal Executive Officer and Trustee
Jane Trust

/s/ Richard F. Sennett	Principal Financial Officer
Richard F. Sennett

/s/ Elliott J. Berv*	Trustee
Elliott J. Berv

/s/ Jane F. Dasher*	Trustee
Jane F. Dasher

/s/ Mark T. Finn*	Trustee
Mark T. Finn

/s/ Stephen R. Gross*	Trustee
Stephen R. Gross

/s/ Richard E. Hanson, Jr.*	Trustee
Richard E. Hanson, Jr.

/s/ Diana R. Harrington*	Trustee
Diana R. Harrington

/s/ Susan M. Heilbron*	Trustee
Susan M. Heilbron

/s/ Susan B. Kerley*	Trustee
Susan B. Kerley

/s/ Alan G. Merten*	Trustee
Alan G. Merten

/s/ R. Richardson Pettit*	Trustee
R. Richardson Pettit

*By: /s/ Jane Trust
Jane Trust

*	Attorney-in-Fact, pursuant to Power of Attorney.

SIGNATURES

Master Portfolio Trust has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Legg Mason Partners Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 9th day of September, 2016.

MASTER PORTFOLIO TRUST, on behalf of its series Liquid Reserves Portfolio, Prime Cash Reserves Portfolio and Tax Free Reserves Portfolio.

By:	/s/ Jane Trust
Jane Trust
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

This Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on September 9, 2016.

Signature	Title

/s/ Jane Trust	President, Principal Executive Officer and Trustee
Jane Trust

/s/ Richard F. Sennett	Principal Financial Officer
Richard F. Sennett

/s/ Elliott J. Berv*	Trustee
Elliott J. Berv

/s/ Jane F. Dasher*	Trustee
Jane F. Dasher

/s/ Mark T. Finn*	Trustee
Mark T. Finn

/s/ Stephen R. Gross*	Trustee
Stephen R. Gross

/s/ Richard E. Hanson, Jr.*	Trustee
Richard E. Hanson, Jr.

/s/ Diana R. Harrington*	Trustee
Diana R. Harrington

/s/ Susan M. Heilbron*	Trustee
Susan M. Heilbron

/s/ Susan B. Kerley*	Trustee
Susan B. Kerley

/s/ Alan G. Merten*	Trustee
Alan G. Merten

/s/ R. Richardson Pettit*	Trustee
R. Richardson Pettit

*By: /s/ Jane Trust
Jane Trust

*	Attorney-in-Fact, pursuant to Power of Attorney.